Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Document Created Date	dei_DocumentCreationDate	Aug. 01, 2024